MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Schedule of reconciliation of mineral properties, plant and equipment

Mineral properties, plant and equipment are comprised of the following:

	Mineral Properties	Property, Plant and Equipment	Total
	$	$	$
Cost
As at January 1, 2024	698,007	-	698,007
Additions	-	5,706	5,706
As at December 31, 2024	698,007	5,706	703,713
Nussir acquisition (Note 3a)	95,222,303	-	95,222,303
NSG acquisition (Note 3b)	20,151,896	-	20,151,896
REAS acquisition (Note 3c)	-	28,350,863	28,350,863
Additions	-	2,781,895	2,781,895
Effects of foreign exchange	6,547,673	690,990	7,238,663
As at December 31, 2025	122,619,879	31,829,454	154,449,333

Accumulated depreciation, depletion and amortization
As at January 1, 2024	-	-	-
Depreciation	-	3,022	3,022
As at December 31, 2024	-	3,022	3,022
Depreciation	-	1,431,722	1,431,722
Effects of foreign exchange	-	4,587	4,587
As at December 31, 2025	-	1,439,331	1,439,331

Net book value
As at December 31, 2024	698,007	2,684	700,691
As at December 31, 2025	122,619,879	30,390,123	153,010,002

Schedule of the movement of the ROU asset within property, plant and equipment

The following table summarizes the Company’s leases, which currently consist solely of the lease for the Øyen industrial in Norway, as well as office and ground surface leases associated with the Blue Moon project. The table also reflects the movement of the related ROU asset within property, plant and equipment.

Net book value
$
As at December 31, 2024
REAS Acquisition	26,900,000
Additions	607,049
Depreciation	(1,281,684)
Effects of foreign exchange	671,930
As at December 31, 2025	26,897,295